Cover	Aug. 06, 2021	Apr. 29, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2021
Entity Registrant Name	Stericycle, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-37556
Entity Tax Identification Number	36-3640402
Entity Address, Address Line One		2355 Waukegan Road
Entity Address, City or Town		Bannockburn
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60015
City Area Code		847
Local Phone Number		367-5910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SRCL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000861878
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q1
Amendment Flag	false